Financial Instruments - Summary of Long Term Notes Payable (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 10, 2017 USD ($)	Sep. 25, 2017 USD ($)	Feb. 28, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 9,892,000,000	$ 177,022				$ 11,379,000,000	$ 235,016
CEMEX Finance LLC October 2022 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Principal amount				$ 701,000,000		739,000,000
CEMEX, S.A.B. de C.V. January 2021 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Principal amount					$ 385,000,000	242,000,000
CEMEX, S.A.B. de C.V. December 2019 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Principal amount			$ 611,000,000		$ 90,000,000	219,000,000
CEMEX, S.A.B. de C.V. October 2018 Variable Notes [member]
Disclosure of detailed information about financial instruments [line items]
Principal amount						$ 178,000,000
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings		137,136					177,646
Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings		125					93
Notes payable [member] | CEMEX, S.A.B. de C.V. January 2025 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Sep. 11, 2014
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount		$ 1,100
Rate	5.70%	5.70%
Maturity date	Jan. 11, 2025
Repurchased amount	$ (29,000,000)
Long term borrowings	$ 1,071,000,000	$ 20,988					22,124
Notes payable [member] | CEMEX, S.A.B. de C.V. April 2026 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Mar. 16, 2016
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount		$ 1,000
Rate	7.75%	7.75%
Maturity date	Apr. 16, 2026
Repurchased amount	$ 0
Long term borrowings	$ 1,000,000,000	$ 19,568					20,631
Notes payable [member] | CEMEX Materials, LLC July 2025 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Apr. 02, 2003
Issuer	CEMEX Materials LLC
Currency	Dollar
Principal amount		$ 150
Rate	7.70%	7.70%
Maturity date	Jul. 21, 2025
Repurchased amount	$ 0
Long term borrowings	$ 150,000,000	$ 3,061					3,249
Notes payable [member] | CEMEX, S.A.B. de C.V. March 2025 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Mar. 03, 2015
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount		$ 750
Rate	6.125%	6.125%
Maturity date	May 05, 2025
Repurchased amount	$ 0
Long term borrowings	$ 750,000,000	$ 14,691					15,488
Notes payable [member] | CEMEX, SAB. de CV. December 2024 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Dec. 05, 2017
Issuer	CEMEX, S.A.B. de C.V.
Currency	Euro
Principal amount		$ 650
Rate	2.75%	2.75%
Maturity date	Dec. 05, 2024
Repurchased amount	$ 0
Long term borrowings	$ 780,000,000	$ 15,257					0
Notes payable [member] | CEMEX Finance LLC June 2024 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Jun. 14, 2016
Issuer	CEMEX Finance LLC
Currency	Euro
Principal amount		$ 400
Rate	4.625%	4.625%
Maturity date	Jun. 15, 2024
Repurchased amount	$ 0
Long term borrowings	$ 480,000,000	$ 9,390					8,665
Notes payable [member] | CEMEX Finance LLC April 2024 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Apr. 01, 2014
Issuer	CEMEX Finance LLC
Currency	Dollar
Principal amount		$ 1,000
Rate	6.00%	6.00%
Maturity date	Apr. 01, 2024
Repurchased amount	$ (10,000,000)
Long term borrowings	$ 990,000,000	$ 18,924					19,886
Notes payable [member] | CEMEX, S.A.B. de C.V. March 2023 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Mar. 03, 2015
Issuer	CEMEX, S.A.B. de C.V.
Currency	Euro
Principal amount		$ 550
Rate	4.375%	4.375%
Maturity date	Mar. 05, 2023
Repurchased amount	$ 0
Long term borrowings	$ 660,000,000	$ 12,938					11,948
Notes payable [member] | CEMEX Finance LLC October 2022 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Oct. 12, 2012
Issuer	CEMEX Finance LLC
Currency	Dollar
Principal amount		$ 1,500
Rate	9.375%	9.375%
Maturity date	Oct. 12, 2022
Repurchased amount	$ (1,500,000,000)
Long term borrowings	$ 0	$ 0					21,738
Notes payable [member] | CEMEX, S.A.B. de C.V. January 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Sep. 11, 2014
Issuer	CEMEX, S.A.B. de C.V.
Currency	Euro
Principal amount		$ 400
Rate	4.75%	4.75%
Maturity date	Jan. 22, 2022
Repurchased amount	$ 0
Long term borrowings	$ 480,000,000	$ 9,434					8,696
Notes payable [member] | CEMEX Finance LLC April 2021 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Apr. 01, 2014
Issuer	CEMEX Finance LLC
Currency	Euro
Principal amount		$ 400
Rate	5.25%	5.25%
Maturity date	Apr. 01, 2021
Repurchased amount	$ (447,000,000)
Long term borrowings	$ 0	$ 0					8,679
Notes payable [member] | CEMEX, S.A.B. de C.V. January 2021 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Oct. 02, 2013
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount		$ 1,000
Rate	7.25%	7.25%
Maturity date	Jan. 15, 2021
Repurchased amount	$ (659,000,000)
Long term borrowings	$ 341,000,000	$ 6,606					14,845
Notes payable [member] | CEMEX, S.A.B. de C.V. December 2019 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Aug. 12, 2013
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount		$ 1,000
Rate	6.50%	6.50%
Maturity date	Dec. 10, 2019
Repurchased amount	$ (1,000,000,000)
Long term borrowings	$ 0	$ 0					14,471
Notes payable [member] | CEMEX, S.A.B. de C.V. October 2018 Variable Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Oct. 02, 2013
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount		500
Maturity date	Oct. 15, 2018
Repurchased amount	$ (187,000,000)
Long term borrowings	$ 313,000,000	6,154					6,485
Notes payable [member] | CEMEX, S.A.B. de C.V. November 2017 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Nov. 30, 2007
Issuer	CEMEX, S.A.B. de C.V.
Currency	Peso
Principal amount		$ 627
Rate	4.40%	4.40%
Maturity date	Nov. 17, 2017
Repurchased amount	$ (37,000,000)
Long term borrowings	$ 0	$ 0					$ 648